Note 10 - Income Taxes - Summary of Net Operating Loss Carryforward Expirations (Details)	Dec. 31, 2019 USD ($)
Net operating loss carryforwards	$ 18,335,000
Expiring in Tax Year 2020 [Member]
Net operating loss carryforwards	174,000
Expiring in Tax Year 2021 [Member]
Net operating loss carryforwards	71,000
Expiring in Tax Year 2024 [Member]
Net operating loss carryforwards	66,000
Expiring in Tax Year 2028 [Member]
Net operating loss carryforwards	7,000
Expiring in Tax Year 2030 [Member]
Net operating loss carryforwards	160,000
Expiring in Tax Year 2031 [Member]
Net operating loss carryforwards	73,000
Expiring in Tax Year 2032 [Member]
Net operating loss carryforwards	48,000
Expiring in Tax Year 2034 [Member]
Net operating loss carryforwards	727,000
Expiring in Tax Year 2035 [Member]
Net operating loss carryforwards	1,969,000
Expiring in Tax Year 2036 [Member]
Net operating loss carryforwards	2,867,000
Expiring in Tax Year 2037 [Member]
Net operating loss carryforwards	2,481,000
Expiring in Tax Year indefinite [Member]
Net operating loss carryforwards	$ 9,692,000